                              ---------------------
                              STATE STREET RESEARCH
                              ---------------------
                                MONEY MARKET FUND
                              ---------------------

                              SEMIANNUAL REPORT

                              September 30, 1998


                              ---------------------
                                  WHAT'S INSIDE
                              ---------------------

                              INVESTMENT UPDATE

                              About the Fund,
                              economy and markets

                              FUND INFORMATION

                              FACTS AND FIGURES

                              PLUS, COMPLETE PORTFOLIO HOLDINGS
                              AND FINANCIAL STATEMENTS


-------------------

   [DALBAR LOGO]

-------------------

  For Excellence
        in                                        STATE STREET RESEARCH FUNDS
Shareholder Service

STATE STREET RESEARCH MONEY MARKET FUND

--------------------------------------------------------------------------------
INVESTMENT UPDATE
--------------------------------------------------------------------------------

INVESTMENT ENVIRONMENT
THE ECONOMY
o The economy continued strong during the first half of 1998. Personal income rose, and unemployment remained at a low 4.5%. Inflation remained in check at 1.6%.
o The third quarter saw U.S. consumer and capital spending still satisfactory, but increasingly at risk. Consumers were exposed to stock market volatility, the savings rate was zero, and job growth was slowing. Capital spending was vulnerable to earnings deterioration, falling operating rates, and a possible credit crunch.

THE MARKETS
o Money market rates trended slightly lower during the 2nd quarter of 1998 and continued their decline into the third quarter, as the Federal Reserve Board ("The Fed") moved to ease the nation's monetary policy.
o Just before the end of the period, the Fed voted a one-quarter percent reduction in the federal funds rate, the rate member banks charge each other to borrow money. The yield on the 90-day U.S. Treasury bill fell from 5.12% on March 31, 1998 to 4.36% on September 30, 1998. Stocks hit a high of 9337.97 in mid-July, then plunged nearly 1500 points to close at 7842.62. The S&P 500 fell -6.93%.(1)

THE FUND
OVER THE PAST SIX MONTHS
o Class E shares of State Street Research Money Market Fund returned 2.52% for the six months ended September 30, 1998.(2) This return compared favorably with Lipper's average money market fund, which returned 2.43%.
o The Fund's yield fell from 4.96% on March 31, 1998 to 4.93% on September 30, 1998 (for Class E shares). The decline reflects the September decrease in the federal funds rate from 5.5% to 5.25%.
o The Fund's weighted average maturity was 58 days as of September 30, 1998. That was approximately 3 days longer than the industry average.

o The Fund offers low credit risk and stability of principal and can serve as the liquid portion of a well-balanced portfolio.

September 30, 1998

(1) The S&P 500 (officially the "Standard and Poor's 500 Composite Stock Price Index") is an unmanaged index of 500 U.S. stocks. The index does not take transaction charges into consideration. It is not possible to invest directly in the index; results are for illustrative purposes only.

(2) 2.01% for Class B;
    2.01% for Class C;
    2.52% for Class E;
    2.52% for Class S;
    0.83% for Class T (for the period August 1, 1998 to September 30, 1998).


AN INVESTMENT IN THE FUND IS NOT INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

PLEASE NOTE THAT THE DISCUSSION THROUGHOUT THIS SHAREHOLDER REPORT IS DATED AS INDICATED AND, BECAUSE OF POSSIBLE CHANGES IN VIEWPOINT, DATA AND TRANSACTIONS, SHOULD NOT BE RELIED UPON AS BEING CURRENT THEREAFTER.
--------------------------------------------------------------------------------
FUND INFORMATION (all data are for periods ended September 30, 1998)
--------------------------------------------------------------------------------

7-DAY YIELD
--------------------------------------------------------------------------------
Class B                                                                  3.93%
--------------------------------------------------------------------------------
Class C                                                                  3.93%
--------------------------------------------------------------------------------
Class E                                                                  4.93%
--------------------------------------------------------------------------------
Class S                                                                  4.93%
--------------------------------------------------------------------------------
MetLife Securities Money Fund Class T                                    4.93%
--------------------------------------------------------------------------------
The Fund's yield is its investment income, less expenses, expressed as a percentage of assets on an annualized basis for a seven-day period. Yields shown for the Fund are increased by the voluntary reduction of Fund fees and expenses; without subsidization, performance would have been lower.

INTEREST RATES
(March 31, 1998 to September 30, 1998)

          90-Day          90-Day           10-Year          30-Year
        Commercial       Treasury         Treasury          Treasury
          Paper            Bills            Notes            Bonds
-------------------------------------------------------------------
4/98      5.53             4.94             6.00             5.94
5/98      5.48             5.02             5.87             5.79
6/98      5.50             4.97             5.83             5.75
7/98      5.53             4.92             5.79             5.70
8/98      5.48             4.80             5.41             5.23
9/98      5.15             4.43             5.10             4.95

Source: Federal Reserve, IBC/Donohue

GLOSSARY
YIELD: The measurement of income paid by an investment. It is stated as a percentage.

WEIGHTED AVERAGE MATURITY:
Expressed as a number of days, the WAM is the average maturity of the debt securities in a money market fund.

DEBT SECURITIES:
These are securities issued by corporations and the U.S. government as a way to borrow money. Some common types of debt securities include bonds, notes, bills and commercial paper.

STATE STREET RESEARCH MONEY MARKET FUND

-----------------------------------------------------------------------------------------------------------------
INVESTMENT PORTFOLIO
September 30, 1998 (Unaudited)

-----------------------------------------------------------------------------------------------------------------
                                                            PRINCIPAL            MATURITY               VALUE
                                                             AMOUNT                DATE                (NOTE 1)
-----------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER 99.7%
AUTOMOTIVE 9.2%
Ford Motor Credit Co., 5.49% .........................    $ 7,200,000           10/16/1998           $  7,183,530
Ford Motor Credit Co., 5.50% .........................      5,700,000           10/21/1998              5,682,583
Ford Motor Credit Co., 5.48% .........................      1,400,000           12/04/1998              1,386,361
General Motors Acceptance Corp., 5.48% ...............      6,600,000           10/09/1998              6,591,963
General Motors Acceptance Corp., 5.37% ...............      9,000,000            1/15/1999              8,857,695
                                                                                                     ------------
                                                                                                       29,702,132
                                                                                                     ------------
BANK 11.7%
BankAmerica Corp., 5.28% .............................     10,000,000            1/21/1999              9,835,733
Canadian Imperial Holdings, Inc., 5.57% ..............     10,000,000           10/14/1998              9,980,186
J.P. Morgan & Co. Inc., 5.50% ........................      3,400,000           10/09/1998              3,395,844
J.P. Morgan & Co. Inc., 5.33% ........................     10,000,000            1/21/1999              9,834,178
Toronto Dominion Holdings, Inc., 5.47% ...............      5,000,000           11/23/1998              4,959,735
                                                                                                     ------------
                                                                                                       38,005,676
                                                                                                     ------------
CANADIAN 10.1%
Canadian Wheat Board, 5.50% ..........................      1,660,000           12/16/1998              1,640,725
Province of British Columbia, 5.51% ..................      1,210,000           11/06/1998              1,203,333
Province of British Columbia, 5.42% ..................     10,000,000           12/07/1998              9,899,128
Province of Quebec, 5.42% ............................      2,800,000           12/18/1998              2,767,119
Province of Quebec, 5.30% ............................      5,000,000           12/21/1998              4,940,375
Province of Quebec, 5.30% ............................        700,000            1/11/1999                689,488
Province of Quebec, 5.48% ............................     11,790,000            1/11/1999             11,606,941
                                                                                                     ------------
                                                                                                       32,747,109
                                                                                                     ------------
CHEMICAL 2.8%
E.I. Du Pont De Nemours & Co., 5.45% .................      5,000,000           12/04/1998              4,951,555
Monsanto Co., 5.50%+ .................................      4,000,000           10/23/1998              3,986,556
                                                                                                     ------------
                                                                                                        8,938,111
                                                                                                     ------------
CONSUMER GOODS & SERVICES 4.8%
Procter & Gamble Co., 5.47% ..........................      7,100,000           11/06/1998              7,061,163
Procter & Gamble Co., 5.47% ..........................      2,900,000           11/13/1998              2,881,052
Procter & Gamble Co., 5.33% ..........................      2,800,000           12/29/1998              2,763,105
Procter & Gamble Co., 5.35% ..........................      3,000,000            1/19/1999              2,950,958
                                                                                                     ------------
                                                                                                       15,656,278
                                                                                                     ------------
DRUG 1.5%
SmithKline Beecham Corp., 5.47% ......................      5,000,000           10/16/1998              4,988,604
                                                                                                     ------------
ELECTRICAL EQUIPMENT 4.3%
General Electric Capital Corp., 5.50% ................      3,284,000           11/18/1998              3,259,917
General Electric Capital Corp., 5.49% ................      5,600,000           11/19/1998              5,558,154
General Electric Capital Corp., 5.48% ................      5,000,000           11/27/1998              4,956,617
                                                                                                     ------------
                                                                                                       13,774,688
                                                                                                     ------------
FINANCIAL SERVICE 40.6%
American Express Credit Corp., 5.48% .................      5,000,000           10/23/1998              4,983,255
American Express Credit Corp., 5.49% .................      2,000,000           11/18/1998              1,985,360
American Express Credit Corp., 5.30% .................      8,800,000            1/12/1999              8,666,558
American General Finance Corp., 5.50% ................      9,000,000           10/06/1998              8,993,125
American General Finance Corp., 5.41% ................      6,500,000           12/18/1998              6,423,809
Associates Corp. of North America, 5.70% .............      9,725,000           10/01/1998              9,725,000
Associates Corp. of North America, 5.49% .............      2,000,000           11/18/1998              1,985,360
Caterpillar Financial Services NV, 5.25% .............      3,000,000            1/04/1999              2,958,438
Caterpillar Financial Services NV, 5.38% .............     12,000,000            1/04/1999             11,829,633
CIT Group Holdings Inc., 5.47% .......................      6,200,000           12/16/1998              6,128,404
CIT Group Holdings Inc., 5.50% .......................      9,400,000           12/23/1998              9,282,753
Commercial Credit Co., 5.49% .........................      5,425,000           10/26/1998              5,404,317
Commercial Credit Co., 5.50% .........................      6,000,000           10/29/1998              5,974,334
Goldman Sachs Group LP, 5.47% ........................      7,400,000           11/25/1998              7,338,159
Goldman Sachs Group LP, 5.28% ........................      4,000,000            1/08/1999              3,941,920
Household Finance Corp., 5.48% .......................      5,900,000           10/01/1998              5,900,000
Household Finance Corp., 5.43% .......................      8,700,000           12/11/1998              8,606,830
Merrill Lynch & Company Inc., 5.51% ..................      1,700,000           10/05/1998              1,698,959
Merrill Lynch & Company Inc., 5.51% ..................      4,800,000           11/19/1998              4,764,001
Merrill Lynch & Company Inc., 5.12% ..................      9,400,000            1/29/1999              9,239,574
Norwest Financial Inc., 5.49% ........................      3,000,000           10/23/1998              2,989,935
Norwest Financial Inc., 5.28% ........................      2,880,000           12/18/1998              2,847,053
                                                                                                     ------------
                                                                                                      131,666,777
                                                                                                     ------------
MACHINERY 4.3%
Deere & Co., 5.49% ...................................      5,000,000           11/10/1998              4,969,500
John Deere Capital Corp., 5.48% ......................      6,000,000           11/02/1998              5,970,773
John Deere Capital Corp., 5.49% ......................      3,000,000           11/18/1998              2,978,040
                                                                                                     ------------
                                                                                                       13,918,313
                                                                                                     ------------
PRINTING & PUBLISHING 2.3%
McGraw-Hill Inc., 5.49% ..............................      4,500,000           10/29/1998              4,480,785
McGraw-Hill Inc., 5.47% ..............................      3,000,000           11/23/1998              2,975,841
                                                                                                     ------------
                                                                                                        7,456,626
                                                                                                     ------------
RETAIL TRADE 8.1%
J C Penney Funding Corp., 5.50%+ .....................      6,000,000           11/20/1998              5,954,167
J.C. Penney Funding Corp., 5.51%+ ....................      7,000,000           11/13/1998              6,953,930
Sears Roebuck Acceptance Corp., 5.48% ................      7,000,000           10/05/1998              6,995,738
Sears Roebuck Acceptance Corp., 5.48% ................      6,500,000           12/01/1998              6,439,644
                                                                                                     ------------
                                                                                                       26,343,479
                                                                                                     ------------
Total Investments (Cost $323,197,793) - 99.7% ............................................            323,197,793
Cash and Other Assets, Less Liabilities - 0.3% ...........................................                862,708
                                                                                                     ------------
Net Assets - 100.0% ......................................................................           $324,060,501
                                                                                                     ============
-----------------------------------------------------------------------------------------------------------------
+ Security restricted in accordance with Rule 144A under the Securities Act of 1933, which allows for the resale of such securities among certain qualified institutional buyers. The total cost and market value of Rule 144A securities owned at September 30, 1998 were $16,894,653 and $16,894,653 (5.21% of net assets), respectively.

The accompanying notes are an integral part of the financial statements.


STATE STREET RESEARCH MONEY MARKET FUND

-------------------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
-------------------------------------------------------------------------------------------
September 30, 1998 (Unaudited)

ASSETS
Investments, at value (Cost $323,197,793) (Note 1) .......................     $323,197,793
Cash .....................................................................              342
Receivable for fund shares sold ..........................................        2,316,046
Receivable from Distributor (Note 3) .....................................           96,182
Other assets .............................................................           63,953
                                                                               ------------
                                                                                325,674,316
LIABILITIES
Payable for fund shares redeemed .........................................          965,227
Accrued transfer agent and shareholder services (Note 2) .................          185,101
Dividends payable ........................................................          166,767
Accrued management fee (Note 2) ..........................................          130,827
Accrued distribution and service fees (Note 5) ...........................           26,175
Accrued trustees' fees (Note 2) ..........................................           14,823
Other accrued expenses ...................................................          124,895
                                                                               ------------
                                                                                  1,613,815
                                                                               ------------
NET ASSETS ...............................................................     $324,060,501
                                                                               ============
Net Assets consist of:
  Paid-in capital ........................................................     $324,060,501
                                                                               ============
Net Asset Value and offering price per share of Class B shares
  ($27,563,219 / 27,563,219 shares)* ...................................              $1.00
                                                                                      =====
Net Asset Value and offering price per share of Class C shares
  ($2,917,028 / 2,917,028 shares)* .....................................              $1.00
                                                                                      =====
Net Asset Value, offering price and redemption price per share of
  Class E shares ($263,122,344 / 263,122,344 shares) .....................            $1.00
                                                                                      =====
Net Asset Value, offering price and redemption price per share of
  Class S shares ($29,984,626 / 29,984,626 shares) .......................            $1.00
                                                                                      =====
Net Asset Value, offering price and redemption price per share of
  Class T shares ($473,284 / 473,284 shares) .............................            $1.00
                                                                                      =====

-------------------------------------------------------------------------------------------
*Redemption price per share for Class B and Class C is equal to net asset value less any applicable contingent deferred sales charge.



-------------------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
-------------------------------------------------------------------------------------------
For the six months ended September 30, 1998 (Unaudited)

INVESTMENT INCOME
Interest .................................................................       $7,673,695
EXPENSES
Management fee (Note 2) ..................................................          683,285
Transfer agent and shareholder services (Note 2) .........................          245,005
Custodian fee ............................................................           54,924
Registration fees ........................................................           47,699
Reports to shareholders ..................................................           22,031
Trustees' fees (Note 2) ..................................................           14,823
Audit fee ................................................................           13,263
Legal fees ...............................................................            9,152
Distribution and service fees - Class B (Note 5) .........................           91,522
Distribution and service fees - Class C (Note 5) .........................            8,572
Miscellaneous ............................................................            7,371
                                                                                 ----------
                                                                                  1,197,647
Expenses borne by the Distributor (Note 3) ...............................         (209,283)
                                                                                 ----------
                                                                                    988,364
                                                                                 ----------
Net investment income and net increase in net assets resulting from
  operations .............................................................       $6,685,331
                                                                                 ==========

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH MONEY MARKET FUND

------------------------------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------------------

                                                                                     SIX MONTHS ENDED
                                                              YEAR ENDED            SEPTEMBER 30, 1998
                                                            MARCH 31, 1998             (UNAUDITED)
------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income and
  net increase resulting from
  operations .............................................     $ 12,071,692            $  6,685,331
                                                               ------------            ------------
Dividends from net investment
  income:
  Class B ................................................         (608,692)               (362,914)
  Class C ................................................          (44,252)                (33,917)
  Class E ................................................      (10,636,161)             (5,878,018)
  Class S ................................................         (782,587)               (406,554)
  Class T ................................................             --                    (3,928)
                                                               ------------            ------------
                                                                (12,071,692)             (6,685,331)
                                                               ------------            ------------
Net increase from fund share
  transactions (Note 6) ..................................       27,845,850              72,204,559
                                                               ------------            ------------
Total increase in net assets .............................       27,845,850              72,204,559
NET ASSETS
Beginning of period ......................................      224,010,092             251,855,942
                                                               ------------            ------------
End of period ............................................     $251,855,942            $324,060,501
                                                               ============            ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
NOTES TO UNAUDITED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
September 30, 1998

NOTE 1

State Street Research Money Market Fund (the "Fund"), is a series of State Street Research Money Market Trust (the "Trust"), which was organized as a Massachusetts business trust in April, 1985 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund commenced operations in August, 1986. The Fund is presently the only active series of the Trust, although the Trustees have the authority to create an unlimited number of series.

The investment objective of the Fund is to seek a high level of current income consistent with preservation of capital and maintenance of liquidity. The Fund seeks to achieve its investment objective by investing in securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies or instrumentalities as well as high quality, short-term money market instruments such as bank certificates of deposit, bankers' acceptances and such short-term corporate debt securities as commercial paper and master demand notes.

The Fund offers five classes of shares. Class B shares are subject to a contingent deferred sales charge on certain redemptions made within five years of purchase and pay annual distribution and service fees of 1.00%. Class B shares automatically convert into Class E shares (which pay lower ongoing expenses) at the end of eight years after the issuance of the Class B shares. Class C shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase. Class C shares also pay annual distribution and service fees of 1.00%. Class E shares are offered to any individual. Class S shares are only offered through certain retirement accounts, advisory accounts of State Street Research & Management Company (the "Adviser"), an indirect wholly owned subsidiary of Metropolitan Life Insurance Company ("Metropolitan"), and special programs. On August 1, 1998, the Fund began offering MetLife Securities Money Fund Class T shares ("Class T"). Class T shares are only offered through Metropolitan and certain affiliates. Class E, Class S and Class T shares are not subject to any initial or contingent deferred sales charges and do not pay any distribution or service fees. The Fund's expenses are borne pro rata by each class, except that each class bears expenses, and has exclusive voting rights with respect to provisions of the Plan of Distribution, related specifically to that class. The Trustees declare separate dividends on each class of shares.

The following significant accounting policies are consistently followed by the Fund in preparing its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.

A. INVESTMENT VALUATION
The Fund values securities at amortized cost, pursuant to which the Fund must adhere to certain conditions. The amortized cost method involves valuing a portfolio security initially at its cost and thereafter assuming a constant amortization to maturity of any discount or premium regardless of the effect of fluctuating interest rates on the market value of the investments.

B. SECURITY TRANSACTIONS
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains or losses, if any, are reported on the basis of identified cost of securities delivered.

C. NET INVESTMENT INCOME
Net investment income is determined daily and consists of interest accrued and discount earned, less amortization of premium and the estimated daily expenses of the Fund. Interest income is accrued daily as earned.

D. DIVIDENDS
Dividends from net investment income are declared daily and paid or reinvested monthly. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

E. FEDERAL INCOME TAXES
No provision for Federal income taxes is necessary because the Fund has elected to qualify under Subchapter M of the Internal Revenue Code and its policy is to distribute all of its taxable income, including net realized capital gains, within the prescribed time periods.

F. ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2

The Trust and the Adviser have entered into an agreement under which the Adviser earns monthly fees at an annual rate of 0.50% of the Fund's average daily net assets. In consideration of these fees, the Adviser furnishes the Fund with management, investment advisory, statistical and research facilities and services. The Adviser also pays all salaries, rent and certain other expenses of management. During the six months ended September 30, 1998, the fees pursuant to such agreement amounted to $683,285.

State Street Research Service Center, a division of State Street Research Investment Services, Inc., the Trust's principal underwriter (the "Distributor"), an indirect wholly owned subsidiary of Metropolitan, provides certain shareholder services to the Fund such as responding to inquiries and instructions from investors with respect to the purchase and redemption of shares of the Fund. In addition, Metropolitan receives a fee for maintenance of the accounts of certain shareholders who are participants in sponsored arrangements, employee benefit plans and similar programs or plans, through or under which shares of the Fund may be purchased. During the six months ended September 30, 1998, the amount of such expenses was $73,729.

The fees of the Trustees not currently affiliated with the Adviser amounted to $14,823 during the six months ended September 30, 1998.

NOTE 3

The Distributor and its affiliates may from time to time and in varying amounts voluntarily assume some portion of fees or expenses relating to the Fund. During the six months ended September 30, 1998, the amount of such expenses assumed by the Distributor and its affiliates was $209,283.

NOTE 4

For the six months ended September 30, 1998, purchases and sales, including maturities, of securities aggregated $1,671,586,310 and $1,608,916,289, respectively.

NOTE 5

The Trust has adopted a Plan of Distribution pursuant to Rule
12b-1 (the "Plan") under the Investment Company Act of 1940. Under the Plan, the Fund pays annual distribution and service fees to the Distributor at a rate of 0.75% and 0.25%, respectively, of average daily net assets for Class B and Class C shares. The Distributor uses such payments for personal services and/or the maintenance or servicing of shareholder accounts, to reimburse securities dealers for distribution and marketing services, to furnish ongoing assistance to investors and to defray a portion of its distribution and marketing expenses. For the six months ended September 30, 1998, fees pursuant to such plan amounted to $91,522 and $8,572 for Class B and Class C shares, respectively.

The Fund has been informed that MetLife Securities, Inc., a wholly-owned subsidiary of Metropolitan, earned commissions aggregating $9,188 on sales of the Fund's Class B shares and that the Distributor collected contingent deferred sales charges aggregating $74,311 and $1,050 on redemptions of Class B and Class C shares, respectively, during the six months ended September 30, 1998.

NOTE 6

The Trustees have the authority to issue an unlimited number of shares of beneficial interest, $.001 par value per share.

At September 30, 1998, Metropolitan owned 73,599 Class B shares, 390,722 Class C shares and 14,036,328 Class S shares and Metropolitan and certain of its affiliates held of record 41,954,162 Class E shares and 473,284 Class T shares of the Fund.

Share transactions were as follows:

                                                                             SIX MONTHS ENDED
                                        YEAR ENDED                          SEPTEMBER 30, 1998
                                      MARCH 31, 1998                            (UNAUDITED)
                               --------------------------------       --------------------------------
CLASS B                           SHARES              AMOUNT             SHARES              AMOUNT
------------------------------------------------------------------------------------------------------
Shares sold .................    38,774,433        $ 38,774,433         33,777,333        $ 33,777,333
Issued upon reinvestment
of dividends ................       522,933             522,933            318,163             318,163
Shares repurchased ..........   (40,711,796)        (40,711,796)       (21,099,367)        (21,099,367)
                               ------------        ------------       ------------        ------------
Net increase (decrease) .....    (1,414,430)       $ (1,414,430)        12,996,129        $ 12,996,129
                               ============        ============       ============        ============

CLASS C                           SHARES              AMOUNT             SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------
Shares sold .................    20,294,283        $ 20,294,283         14,497,283        $ 14,497,283
Issued upon reinvestment
of dividends ................        31,087              31,087             20,956              20,956
Shares repurchased ..........   (18,970,254)        (18,970,254)       (13,915,237)        (13,915,237)
                               ------------        ------------       ------------        ------------
Net increase ................     1,355,116        $  1,355,116            603,002        $    603,002
                               ============        ============       ============        ============

CLASS E                           SHARES              AMOUNT             SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------
Shares sold .................   903,590,545        $903,590,545        508,581,822        $508,581,822
Issued upon reinvestment
of dividends ................     7,580,531           7,580,531          4,627,974           4,627,974
Shares repurchased ..........  (882,055,600)       (882,055,600)      (471,562,483)       (471,562,483)
                               ------------        ------------       ------------        ------------
Net increase ................    29,115,476        $ 29,115,476         41,647,313        $ 41,647,313
                               ============        ============       ============        ============

CLASS S                           SHARES              AMOUNT             SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------
Shares sold .................    39,426,406        $ 39,426,406         29,454,744        $ 29,454,744
Issued upon reinvestment
of dividends ................       670,467             670,467            327,155             327,155
Shares repurchased ..........   (41,307,185)        (41,307,185)       (13,297,068)        (13,297,068)
                               ------------        ------------       ------------        ------------
Net increase (decrease) .....    (1,210,312)       $ (1,210,312)        16,484,831        $ 16,484,831
                               ============        ============       ============        ============

                                                                               AUGUST 1, 1998
                                                                               (COMMENCEMENT
                                                                              OF SHARE CLASS)
                                                                           TO SEPTEMBER 30, 1998
                                                                                (UNAUDITED)
                                                                      --------------------------------
METLIFE SECURITIES MONEY
FUND CLASS T                      SHARES              AMOUNT             SHARES              AMOUNT
------------------------------------------------------------------------------------------------------
Shares sold .................          --          $       --              473,341        $    473,341
Shares repurchased ..........          --                  --                  (57)                (57)
                               ------------        ------------       ------------        ------------
Net increase ................          --          $       --              473,284        $    473,284
                               ============        ============       ============        ============

STATE STREET RESEARCH MONEY MARKET FUND

-------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------------------------------

For a share outstanding throughout each period:
                                                                               CLASS B
                                              ---------------------------------------------------------------------------------
                                                         YEARS ENDED MARCH 31                                 SIX MONTHS ENDED
                                              -------------------------------------------------              SEPTEMBER 30, 1998
                                              1994(1)    1995       1996       1997       1998                  (UNAUDITED)
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ($)      1.000      1.000      1.000      1.000      1.000                   1.000
                                              -----      -----      -----      -----      -----                   -----
  Net investment income ($)*                  0.012      0.032      0.041      0.037      0.040                   0.020
  Dividends from net investment income ($)   (0.012)    (0.032)    (0.041)    (0.037)    (0.040)                 (0.020)
                                              -----      -----      -----      -----      -----                   -----
NET ASSET VALUE, END OF PERIOD ($)            1.000      1.000      1.000      1.000      1.000                   1.000
                                              =====      =====      =====      =====      =====                   =====
Total return (%)(2)                            1.27(3)    3.27       4.16       3.72       4.09                    2.01(3)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of  period ($ thousands)    3,028      9,322     11,884     15,982     14,567                  27,563
Ratio of operating expenses to average net
  assets (%)*                                  1.75(4)    1.75       1.75       1.75       1.65                    1.65(4)
Ratio of net investment income to average
  net assets (%)*                              1.54(4)    3.53       4.06       3.69       4.01                    3.96(4)
* Reflects voluntary reduction of expenses
    per share of these amounts
    (Note 3) ($)                              0.007      0.004      0.003      0.002      0.002                   0.001

                                                                             CLASS C
                                              ---------------------------------------------------------------------------------
                                                         YEARS ENDED MARCH 31                                 SIX MONTHS ENDED
                                              -------------------------------------------------              SEPTEMBER 30, 1998
                                              1994(1)    1995       1996       1997       1998                 (UNAUDITED)
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ($)      1.000      1.000      1.000      1.000      1.000                   1.000
                                              -----      -----      -----      -----      -----                   -----
  Net investment income ($)*                  0.013      0.032      0.041      0.037      0.040                   0.020
  Dividends from net investment income ($)    (0.013)    (0.032)    (0.041)    (0.037)    (0.040)                 (0.020)
                                              -----      -----      -----      -----      -----                   -----
NET ASSET VALUE, END OF PERIOD ($)            1.000      1.000      1.000      1.000      1.000                   1.000
                                              =====      =====      =====      =====      =====                   =====
Total return (%)(2)                            1.30(3)    3.28       4.16       3.72       4.09                    2.01(3)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period ($ thousands)       174        842      1,964        959      2,314                   2,917
Ratio of operating expenses to average net
  assets (%)*                                  1.75(4)    1.75       1.75       1.75       1.65                    1.65(4)
Ratio of net investment income to average
  net assets (%)*                              1.54(4)    3.30       4.08       3.68       4.01                    3.96(4)
* Reflects voluntary reduction of expenses
   per share of these amounts (Note 3) ($)    0.002      0.005      0.003      0.002      0.002                   0.001

----------------------------------------------------------------------------------------------------------------------------------
  (1)  June 1, 1993 (commencement of share class designations) to March 31, 1994.
  (2)  Does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the Distributor and its affiliates had not voluntarily reduced a portion of the Fund's expenses.
  (3)  Not annualized.
  (4)  Annualized.


STATE STREET RESEARCH MONEY MARKET FUND

-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
                                                                             CLASS E
                              -----------------------------------------------------------------------------------------------------
                                                         YEARS ENDED MARCH 31                                SIX MONTHS ENDED
                              ---------------------------------------------------------------------------   SEPTEMBER 30, 1998
                                              1994(5)    1995       1996       1997       1998                 (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ($)      1.000      1.000      1.000      1.000      1.000                   1.000
                                              -----      -----      -----      -----      -----                   -----
  Net investment income ($)*                  0.025      0.042      0.051      0.047      0.050                   0.025
  Dividends from net
    investment income ($)                    (0.025)    (0.042)    (0.051)    (0.047)    (0.050)                 (0.025)
                                              -----      -----      -----      -----      -----                   -----
NET ASSET VALUE, END OF PERIOD ($)            1.000      1.000      1.000      1.000      1.000                   1.000
                                              =====      =====      =====      =====      =====                   =====
Total return (%)(2)                            2.48       4.31       5.20       4.78       5.12                    2.52(3)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period ($ thousands)   138,129    150,491    197,109    192,360    221,475                 263,122
Ratio of operating expenses to average
  net assets (%)*                              0.75       0.75       0.75       0.75       0.65                    0.65(4)
Ratio of net investment income to average
  net assets (%)*                              2.46       4.26       5.06       4.69       5.01                    4.97(4)
* Reflects voluntary reduction of expenses
  per share of these amounts (Note 3) ($)     0.003      0.006      0.003      0.002      0.002                   0.001

                                                                             CLASS S
                              -----------------------------------------------------------------------------------------------------
                                                         YEARS ENDED MARCH 31                                 SIX MONTHS ENDED
                              ---------------------------------------------------------------------------    SEPTEMBER 30, 1998
                                1994(1)             1995            1996            1997            1998        (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ($)      1.000      1.000      1.000      1.000      1.000                   1.000
                                              -----      -----      -----      -----      -----                   -----
  Net investment income ($)*                  0.021      0.042      0.051      0.047      0.050                   0.025
  Dividends from net investment income ($)    (0.021)    (0.042)    (0.051)    (0.047)    (0.050)                 (0.025)
                                              -----      -----      -----      -----      -----                   -----
NET ASSET VALUE, END OF PERIOD ($)            1.000      1.000      1.000      1.000      1.000                   1.000
                                              =====      =====      =====      =====      =====                   =====
Total return (%)(2)                            2.08(3)    4.31       5.20       4.78       5.12                    2.52(3)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of  period ($ thousands)    1,786      7,886     16,191     14,710     13,500                  29,985
Ratio of operating expenses to average net
  assets (%)*                                  0.75(4)    0.75       0.75       0.75       0.65                    0.65(4)
Ratio of net investment income to average
  net assets (%)*                              2.54(4)    4.66       5.03       4.69       5.01                    4.96(4)
*Reflects voluntary reduction of expenses
 per share of these amounts (Note 3) ($)      0.006      0.003      0.003      0.002      0.002                   0.001

                                                                                                            METLIFE SECURITIES
                                                                                                            MONEY FUND CLASS T
                                                                                                            ------------------
                                                                                                             SIX MONTHS ENDED
                                                                                                            SEPTEMBER 30, 1998
                                                                                                              (UNAUDITED)(6)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ($)                                                                          1.000
                               --                                                                                 -----
  Net investment income ($)*                                                                                      0.008
  Dividends from net investment income ($)                                                                       (0.008)
                               --                                                                                 -----
NET ASSET VALUE, END OF PERIOD ($)                                                                                1.000
                               ==                                                                                 =====
Total return (%)(2)                                                                                                0.83(3)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period ($ thousands)                                                                           473
Ratio of operating expenses to average net assets (%)*                                                             0.65(4)
Ratio of net investment income to average net assets (%)*                                                          4.97(4)
*Reflects voluntary reduction of expenses per share of these amounts
 (Note 3) ($)                                                                                                     0.000
------------------------------------------------------------------------------------------------------------------------------
(1) June 1, 1993 (commencement of share class designations) to March 31, 1994.
(2) Does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the Distributor and its affiliates had not voluntarily reduced a portion of the Fund's expenses.
(3) Not annualized.
(4) Annualized.
(5) Effective November 30, 1993, the Fund discontinued offering Class A shares and any existing Class A shares were redesignated Class E shares. Net investment income and dividends amounted to $.011 per share for Class A shares during the period June 1, 1993 (commencement of share class designations) to November 30, 1993.
(6) August 1, 1998 (commencement of share class) to September 30, 1998.

STATE STREET RESEARCH MONEY MARKET FUND

-----------------------------------------------------------------------------------------------------------------
FUND INFORMATION, OFFICERS AND TRUSTEES OF STATE STREET RESEARCH MONEY MARKET TRUST
-----------------------------------------------------------------------------------------------------------------
FUND INFORMATION                           OFFICERS                               TRUSTEES

STATE STREET RESEARCH                      RALPH F. VERNI                         RALPH F. VERNI
MONEY MARKET FUND                          Chairman of the Board,                 Chairman of the Board,
One Financial Center                       President and                          President, Chief Executive
Boston, MA 02111                           Chief Executive Officer                Officer and Director,
                                                                                  State Street Research &
INVESTMENT ADVISER                         JOHN H. KALLIS                         Management Company
State Street Research &                    Vice President
Management Company
One Financial Center                       DYANN H. KIESSLING                     STEVE A. GARBAN
Boston, MA 02111                           Vice President                         Former Senior Vice President
                                                                                  for Finance and Operations
DISTRIBUTOR                                THOMAS A. SHIVELY                      and Treasurer, The Pennsylvania
State Street Research                      Vice President                         State University
Investment Services, Inc.
One Financial Center                       GERARD P. MAUS
Boston, MA 02111                           Treasurer                              MALCOLM T. HOPKINS
                                                                                  Former Vice Chairman of the
SHAREHOLDER SERVICES                       JOSEPH W. CANAVAN                      Board and Chief Financial
State Street Research                      Assistant Treasurer                    Officer, St. Regis Corp.
Service Center
P.O. Box 8408                              DOUGLAS A. ROMICH
Boston, MA 02266-8408                      Assistant Treasurer                    EDWARD M. LAMONT
1-800-562-0032                                                                    Formerly in banking
                                           FRANCIS J. MCNAMARA, III               (with an affiliate of
CUSTODIAN                                  Secretary and General Counsel          J.P. Morgan & Co. in New York);
State Street Bank and                                                             presently engaged in private
Trust Company                              DARMAN A. WING                         investments and civic affairs
225 Franklin Street                        Assistant Secretary and
Boston, MA 02110                           Assistant General Counsel
                                                                                  ROBERT A. LAWRENCE
LEGAL COUNSEL                              AMY L. SIMMONS                         Former Partner, Saltonstall & Co.
Goodwin, Procter & Hoar LLP                Assistant Secretary
Exchange Place
Boston, MA 02109                                                                  DEAN O. MORTON
                                                                                  Former Executive Vice President,
                                                                                  Chief Operating Officer and Director,
                                                                                  Hewlett-Packard Company

                                                                                  SUSAN M. PHILLIPS
                                                                                  Dean, School of Business and
                                                                                  Public Management, George
                                                                                  Washington University; former
                                                                                  Member of the Board of Governors
                                                                                  of the Federal Reserve System
                                                                                  and Chairman and Commissioner
                                                                                  of the Commodity Futures
                                                                                  Trading Commission

                                                                                  TONY ROSENBLATT
                                                                                  President,
                                                                                  The Glen Ellen Company
                                                                                  Vice President,
                                                                                  Founders Investments Ltd.

                                                                                  MICHAEL S. SCOTT MORTON
                                                                                  Jay W. Forrester Professor of
                                                                                  Management, Sloan School of
                                                                                  Management, Massachusetts
                                                                                  Institute of Technology

STATE STREET RESEARCH MONEY MARKET FUND
One Financial Center
Boston, MA 02111

                                                          -------------------
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                                                             U.S. Postage
                                                                 PAID
                                                              Permit #20
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                                                          -------------------

QUESTIONS? COMMENTS?
CALL us at 1-800-562-0032
     [hearing-impaired 1-800-676-7876]
WRITE us at:
     State Street Research
     Service Center
     P.O. Box 8408
     Boston, MA 02266-8408
E-MAIL us at:
     info@ssrfunds.com
INTERNET site:
     WWW.SSRFUNDS.COM

[LOGO] STATE STREET RESEARCH

This report is prepared for the general information of current shareholders.

When used in the general solicitation of investors, this report must be accompanied or preceded by a current State Street Research Money Market Fund prospectus. When used after December 31, 1998, this report must be accompanied by a current Quarterly Performance Update.

Portfolio changes should not be considered recommendations for action by individual investors.

The Dalbar awards recognize quality shareholder service and should not be considered a rating of fund performance. The survey included mutual fund complexes that volunteered or were otherwise selected to participate and was not industry-wide.

CONTROL NUMBER: (exp 1199) SSR-LD

                                                                    MM-270D-1098